PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Property, plant and equipment, consisted of the following:

	June 30, 2015	December 31, 2014

Land	$2,329	$2,329
Terminals and equipment	82,100	81,826
Storage equipment	55,307	55,006
Pipeline Assets	17,250	17,250
Construction in progress	2,741	972
	159,727	157,383
Accumulated depreciation	(13,786)	(10,516)
Property, plant and equipment, net	$145,941	$146,867